Prepayments on long-term assets (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
summary of prepayments on long-term assets	The following is a summary of prepayments on long-term assets as of December 31,2021 and 2022:

	As of December 31
	2021	2022

	(in thousands)
Payments on buildings	—	112,856